UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number      811-22208

Valued Advisers Trust
(Exact name of registrant as specified in charter)

Huntington Asset Services, Inc.     2960 N. Meridian Street, Suite 300     Indianapolis, IN 46208
(Address of principal executive offices)                                               (Zip code)

Capitol Services, Inc.
615 S. Dupont Hwy.
Dover, DE 19901
(Name and address of agent for service)

With a copy to:
John H. Lively, Esq.
The Law Offices of John H. Lively & Associates, Inc.
A member firm of The 1940 Act Law Group
2041 W. 141st Terrace
Suite 119
Leawood, KS 66224

Registrant's telephone number, including area code: 317-917-7000

Date of fiscal year end:  10/31

Date of reporting period: 1/31/12

Item 1. Schedule of Investments.

Geier Strategic Total Return Fund
Schedule of Investments
January 31, 2012
(Unaudited)

Common Stocks - 2.56%	Shares	Fair Value

Utilities - 2.56%
CenterPoint Energy, Inc.	15,616	$288,428
Duke Energy Corp.	14,492	308,825
Xcel Energy, Inc.	11,542	307,017

TOTAL COMMON STOCKS (Cost $909,865)		904,270

Mutual Funds - 17.66%

Artio Total Return Bond Fund - Class I	208,492	2,864,684
Blackrock Build America Bond Fund (a)	50,000	1,101,500
Central Fund of Canada, Ltd. - Class A (a) (e)	100,000	2,282,000

TOTAL MUTUAL FUNDS (Cost $5,904,229)		6,248,184

Corporate Bonds - 16.39%	Principal Amount

Allied Waste North America, Inc., 6.875%, 06/01/2017	$250,000	263,731
Ally Financial, Inc., 7.125%, 10/15/2017	250,000	237,949
Arch Coal, Inc., 8.750%, 08/01/2016	250,000	273,750
Citigroup, Inc., 0.810%, 06/09/2016 (b)	250,000	206,026
Comcast Cable Holdings, 9.800%, 02/01/2012	240,000	240,000
Federal Farm Credit Bank, 5.875%, 08/16/2021	250,000	268,945
Gap, Inc. / The, 5.950%, 04/12/2021	500,000	480,502
General Electric Capital Corp., 0.783%, 01/08/2016 (b)	250,000	233,415
Goldman Sachs Capital II, 5.793%, 06/01/2043 (b)	250,000	171,875
Goodyear Tire & Rubber, 10.500%, 05/15/2016	163,000	179,300
Icahn Enterprises Finance Corp., 7.750%, 01/15/2016	250,000	261,250
Lincoln National Corp., 7.000%, 05/17/2066 (b)	250,000	238,750
Macys Retail Holdings, Inc., 7.450%, 10/15/2016	500,000	592,347
Netflix Inc., 8.500%, 11/15/2017	250,000	275,937
Quicksilver Resources, Inc., 8.250%, 08/01/2015	250,000	248,437
SLM Corp., 5.092%, 11/1/2016 (b)	300,000	257,817
Steel Dynamics Inc., 7.750%, 4/15/2016	250,000	262,500
Suntrust Banks, Inc., 5.250%, 11/05/2012	100,000	102,289
Tesoro Corp., 6.500%, 06/01/2017	250,000	258,750
Tyson Foods, Inc., 6.600%, 04/01/2016	350,000	392,000
Whirlpool Corp., 6.500%, 06/15/2016	325,000	356,066

TOTAL CORPORATE BONDS (Cost $5,948,331)		5,801,636

Municipal Bonds - 12.81%

California Qualified School Board, 4.760%, 09/01/2017	355,000	369,800
City of East Orange NJ, 5.300%, 04/01/2017	250,000	257,255
City of Garland, TX, 4.375%, 02/15/2025	100,000	110,008
City of Las Vegas NV, 5.900%, 05/01/2024	235,000	249,521
County of Mahoning OH, 5.500%, 12/01/2025	75,000	81,836
County of Reeves TX, 6.875%, 12/01/2020	250,000	252,178
County of Sonoma CA, 6.000%, 12/01/2029	325,000	354,770
County of Wayne MI, 9.250%, 12/01/2025	250,000	280,580
Government Development Bank for Puerto Rico, 3.670%, 05/01/2014	250,000	253,710
Indiana Bond Bank, 5.790%, 01/15/2025	250,000	258,745
Maricopa County Unified School District No 97-Deer Valley AZ, 5.250%, 07/01/2017	250,000	287,455
Medical Center Educational Building Corp., 3.000%, 06/01/2015	100,000	106,292
Metropolitan Nashville Airport Authority, 6.793%, 07/01/2029	130,000	142,934
Texas State University Systems, 5.000%, 03/15/2022	100,000	118,900
Texas Tech University, 5.000%, 08/15/2020	535,000	674,683
University of Arkansas, 3.000%, 12/01/2023	340,000	348,112
University of South Carolina, 5.000%, 05/01/2025	325,000	387,855

TOTAL MUNICIPAL BONDS (COST $4,413,554)		4,534,634

See accompanying notes which are an integral part of these financial statements.

Geier Strategic Total Return Fund
Schedule of Investments - continued
January 31, 2012
(Unaudited)

U.S. Government Securities - 7.75%	Principal Amount	Fair Value

U.S. Treasury N/B, 6.125%, 08/15/2029	250,000	$378,594
U.S. Treasury N/B, 8.750%, 05/15/2020	1,500,000	2,363,087

TOTAL U.S. GOVERNMENT SECURITIES (Cost $2,437,135)		2,741,681

Mortgage Backed Securities - 5.71%

Countrywide Alternative Loan Trust, 0.566%, 05/25/2034 (b)	586,109	459,794
Credit Suisse First Boston Mortgage Securities Corp., 2.600%, 10/25/2033 (b)	238,761	206,807
Freddie Mac REMICS, 0.000%, 06/15/2036	408,163	400,815
Government National Mortgage Association, 6.500%, 12/20/2041 (b)	500,000	510,085
Morgan Stanley Mortgage Loan Trust, 2.555%, 10/25/2034 (b)	252,292	231,963
Structured Asset Securities Corp., 2.434%, 04/25/2033 (b)	223,958	211,565

TOTAL MORTGAGE BACKED SECURITIES (Cost $2,088,432)		2,021,029

Limited Partnerships - 0.76%

Atlas Pipeline Partners, 8.750%, 06/15/2018	250,000	269,375

TOTAL LIMITED PARTNERSHIPS (Cost $263,980)		269,375

Exchange-Traded Funds - 14.25%	Shares

iShares Barclays 20+ Year Treasury Bond Fund	20,000	2,417,000
iShares iBoxx $ Investment Grade Corporate Bond Fund	10,000	1,162,000
Sprott Physical Gold Trust (c)	50,000	755,000
Sprott Physical Silver Trust (c)	50,000	709,500

TOTAL EXCHANGE-TRADED FUNDS (Cost $4,951,586)		5,043,500

Preferred Stocks - 0.75%

Public Storage, 6.350%, callable 07/26/2016	10,000	266,200

TOTAL PREFERRED STOCKS (Cost $250,000)		266,200

Money Market Securities - 25.20%

Fidelity Institutional Money Market Portfolio - Institutional Class, 0.26% (d)	3,918,207	3,918,207
Fidelity Institutional Treasury Only Portfolio - Class I, 0.01% (d)	5,000,000	5,000,000

TOTAL MONEY MARKET SECURITIES (Cost $8,918,207)		8,918,207

TOTAL INVESTMENTS (Cost $36,085,319) - 103.84%		$36,748,716

Liabilities in excess of other assets - (3.84%)		(1,357,758)

TOTAL NET ASSETS - 100.00%		$35,390,958

(a) Closed-end Fund.
(b) Variable rate security, the coupon rate shown represents the rate at January 31, 2012.
(c) Non-income producing
(d) Variable rate security; the rate shown represents the yield at January 31, 2012.
(e) Passive foreign investment company

Tax Related
Unrealized appreciation		814,216
Unrealized depreciation		(261,235)
Net unrealized appreciation (depreciation)		$552,981

Aggregate cost of securities for income tax purposes		$36,195,735

See accompanying notes which are an integral part of these financial statements.

Geier Strategic Total Return Fund
Related Notes to the Schedule of Investments
January 31, 2012
(Unaudited)

Security Transactions and Related Income - The Fund follows industry practice and records security transactions on the trade date.  The First In, First Out method is used for determining gains or losses for financial statements and income tax purposes.  Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.  Discounts and premiums on securities purchased are accreted or amortized using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments in a specific country or region.

Securities Valuation and Fair Value Measurements - Fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. Accounting principles generally accepted in the United States of America (“GAAP”) establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable.  Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•
Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive  market,  quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including common stocks, exchange-traded funds, closed-end funds, and preferred stocks, are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Fund believes such prices more accurately reflect the fair value of such securities.  Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price.  Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price.  Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price.  When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Fund will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security. When market quotations are not readily available, when the Fund determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Fund, in conformity with guidelines adopted by and subject to review by the Board. These securities will be categorized as Level 3 securities.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the funds. These securities will be categorized as Level 1 securities.

Geier Strategic Total Return Fund
Related Notes to the Schedule of Investments – continued
January 31, 2012
(Unaudited)

Fixed income securities such as corporate bonds, municipal bonds, U.S. government securities, mortgage-backed securities, and limited partnerships when valued using market quotations in an active market, will be categorized as Level 1 securities. However, they may be valued on the basis of prices furnished by a pricing service when the Fund believes such prices more accurately reflect the fair value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. These securities will generally be categorized as Level 2 securities. If the Fund decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Fund, in conformity with guidelines adopted by and subject to review of the Board. These securities will be categorized as Level 3 securities.

Short-term investments in fixed income securities (those with maturities of less than 60 days when acquired or which subsequently are within 60 days of maturity), are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. These securities will be classified as Level 2 securities.

In accordance with the Trust’s good faith pricing guidelines, the Fund is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Fund would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Fund’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Fund is aware of any other data that calls into question the reliability of market quotations.  Good faith pricing may also be used in instances when the bonds the Fund invest in may default or otherwise cease to have market quotations readily available.  Any fair valuation pricing done outside the Fund’s approved pricing methods must be approved by the Pricing Committee of the Board.

Geier Strategic Total Return Fund
Related Notes to the Schedule of Investments – continued
January 31, 2012
(Unaudited)

The following is a summary of the inputs used to value the Fund’s investments as of January 31, 2012:

	Valuation Inputs
Investments	Level 1 - Quoted Prices in Active Markets	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Common Stocks*	$904,270	$-	$-	$904,270

Mutual Funds	6,248,184	-	-	6,248,184

Corporate Bonds	-	5,801,636	-	5,801,636

Municipal Bonds	-	4,534,634	-	4,534,634

U.S. Government Securities	-	2,741,681	-	2,741,681

Mortgage-Backed Securities	-	2,021,029	-	2,021,029

Limited Partnerships	-	269,375	-	269,375

Exchange-Traded Funds	5,043,500	-	-	5,043,500

Preferred Stocks	266,200	-	-	266,200

Money Market Securities	8,918,207	-	-	8,918,207

Total	$21,380,361	$15,368,355	$-	$36,748,716

*Refer to the Schedule of Investments for industry classifications.

The Fund did not hold any investments at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period.  The Fund did not hold any derivative instruments during the reporting period.  The Trust recognizes significant transfers between fair value hierarchy levels at the reporting period end.  There were no significant transfers between all Levels as of January 31, 2012.

Green Owl Intrinsic Value Fund
Schedule of Investments
January 31, 2012
(Unaudited)

Common Stocks - 94.17%	Shares	Fair Value

Consumer Discretionary - 20.80%
Bed Bath & Beyond, Inc. (a)	6,135	$372,394
Biglari Holdings, Inc. (a)	951	376,539
CarMax, Inc. (a)	9,555	290,759
Kohl's Corp.	9,700	446,103
Lowe's Companies, Inc.	18,315	491,391
Red Robin Gourmet Burgers, Inc. (a)	5,420	166,448
Target Corp.	9,460	480,663
Walt Disney Co. / The	12,145	472,440
		3,096,737

Consumer Staples - 16.17%
Coca-Cola Co. / The	4,700	317,391
Costco Wholesale Corp.	2,200	180,994
CVS Caremark Corp.	9,305	388,484
PepsiCo, Inc.	3,460	227,218
Procter & Gamble Co. / The	4,850	305,744
Wal-Mart Stores, Inc.	7,755	475,847
Walgreen Co.	15,350	512,076
		2,407,754

Financials - 24.30%
American Express Co.	8,765	439,477
Bank of New York Mellon Corp. / The	33,470	673,751
Berkshire Hathaway, Inc. - Class B (a)	9,345	732,368
Franklin Resources, Inc.	3,515	372,941
Goldman Sachs Group, Inc. / The	4,090	455,912
Markel Corp. (a)	290	116,890
Northern Trust Corp.	1,800	74,178
PrivateBancorp, Inc.	5,655	79,962
Wells Fargo & Co.	23,045	673,144
		3,618,623

Health Care - 15.01%
Abbott Laboratories	7,630	413,164
Becton, Dickinson and Co.	5,395	423,022
Johnson & Johnson	10,270	676,896
Medtronic, Inc.	1,895	73,090
Quest Diagnostics, Inc.	2,095	121,678
St. Jude Medical, Inc.	6,730	280,708
Stryker Corp.	2,195	121,669
Zimmer Holdings, Inc. (a)	2,050	124,538
		2,234,765

Industrials - 7.38%
3M Co.	260	22,545
Boeing Co. / The	5,720	424,310
General Dynamics Corp.	940	65,010
Lockheed Martin Corp.	350	28,812
Robert Half International, Inc.	7,640	211,552
United Parcel Service, Inc. (UPS) - Class B	4,045	306,004
Waste Management, Inc.	1,185	41,191
		1,099,424

Information Technology - 9.78%
Accenture PLC - Class A	7,950	455,853
Apple, Inc. (a)	1,000	456,480
Automatic Data Processing, Inc.	5,355	293,347
Google, Inc. - Class A (a)	432	250,608
		1,456,288

Materials - 0.28%
Cemex SAB de CV (a) (b)	6,100	41,541

Telecommunication Services - 0.45%
Vodafone Group Plc (b)	2,450	66,370

TOTAL COMMON STOCKS (Cost $13,746,020)		14,021,502

See accompanying notes which are an integral part of these financial statements.

Green Owl Intrinsic Value Fund
Schedule of Investments - continued
January 31, 2012
(Unaudited)

Money Market Securities - 15.87%	Shares	Fair Value

Federated Treasury Obligations Fund, 0.01% (c)	2,362,227	$2,362,227

TOTAL MONEY MARKET SECURITIES (Cost $2,362,227)		2,362,227

TOTAL INVESTMENTS (Cost $16,108,247) - 110.04%		$16,383,729

Liabilities in excess of other assets - (10.04%)		(1,494,576)

TOTAL NET ASSETS - 100.00%		$14,889,153

(a) Non-income producing
(b) American Depositary Receipt
(c) Variable rate security; the rate shown represents the yield at January 31, 2012.

Tax Related
Unrealized appreciation		353,362
Unrealized depreciation		(77,880)
Net unrealized appreciation (depreciation)		$275,482

Aggregate cost of securities for income tax purposes		$16,108,247

See accompanying notes which are an integral part of these financial statements.

Green Owl Intrinsic Value Fund
Related Notes to the Schedule of Investments
January 31, 2012
(Unaudited)

Security Transactions and Related Income - The Fund follows industry practice and records security transactions on the trade date.  The First In, First Out method is used for determining gains or losses for financial statements and income tax purposes.  Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.  Discounts and premiums on securities purchased are accreted or amortized using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments in a specific country or region.

Securities Valuation and Fair Value Measurements - Fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. Accounting principles generally accepted in the United States of America (“GAAP”) establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable.  Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•
Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive  market,  quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including common stocks, are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Fund believes such prices more accurately reflect the fair value of such securities.  Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price.  Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price.  Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price.  When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Fund will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security. When market quotations are not readily available, when the Fund determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Fund, in conformity with guidelines adopted by and subject to review by the Board. These securities will be categorized as Level 3 securities.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the funds. These securities will be categorized as Level 1 securities.

Green Owl Intrinsic Value Fund
Related Notes to the Schedule of Investments
January 31, 2012
(Unaudited)

Fixed income securities, when valued using market quotations in an active market, will be categorized as Level 1 securities. However, they may be valued on the basis of prices furnished by a pricing service when the Fund believes such prices more accurately reflect the fair value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. These securities will generally be categorized as Level 2 securities. If the Fund decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Fund, in conformity with guidelines adopted by and subject to review of the Board. These securities will be categorized as Level 3 securities.

Short-term investments in fixed income securities (those with maturities of less than 60 days when acquired or which subsequently are within 60 days of maturity), are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. These securities will be classified as Level 2 securities.

In accordance with the Trust’s good faith pricing guidelines, the Fund is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Fund would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Fund’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Fund is aware of any other data that calls into question the reliability of market quotations.  Good faith pricing may also be used in instances when the bonds the Fund invest in may default or otherwise cease to have market quotations readily available.  Any fair valuation pricing done outside the Fund’s approved pricing methods must be approved by the Pricing Committee of the Board.

Green Owl Intrinsic Value Fund
Related Notes to the Schedule of Investments
January 31, 2012
(Unaudited)

The following is a summary of the inputs used to value the Fund’s investments as of January 31, 2012:

	Valuation Inputs
Investments	Level 1 - Quoted Prices in Active Markets	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Common Stocks*	$14,021,502	$-	$-	$14,021,502
Money Market Securities	2,362,227	-	-	2,362,227
Total	$16,383,729	$-	$-	$16,383,729

*Refer to the Schedule of Investments for industry classifications.

The Fund did not hold any investments at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period.  The Fund did not hold any derivative instruments during the reporting period.  The Trust recognizes significant transfers between fair value hierarchy levels at the reporting period end.  There were no significant transfers between all Levels as of January 31, 2012.

Granite Value Fund
Schedule of Investments
January 31, 2012
(Unaudited)

Common Stocks - 97.79%	Shares	Fair Value

Consumer Discretionary - 5.98%
Comcast Corp. - Class A	1,550	$41,215
Staples, Inc.	2,710	39,647
		80,862

Consumer Staples - 13.42%
Coca-Cola Co. / The	465	31,401
Kraft Foods, Inc. - Class A	1,005	38,491
Procter & Gamble Co. / The	435	27,422
Unilever NV (a)	200	6,670
Unilever PLC (b)	1,150	37,249
Wal-Mart Stores, Inc.	655	40,191
		181,424

Energy - 13.55%
Apache Corp.	315	31,147
Exxon Mobil Corp.	725	60,712
QEP Resources, Inc.	870	24,917
Royal Dutch Shell PLC (b)	525	37,464
Unit Corp. (c)	640	28,960
		183,200

Financials - 15.39%
Aflac, Inc.	855	41,237
American Express Co.	750	37,605
Berkshire Hathaway, Inc. - Class B (c)	775	60,737
Goldman Sachs Group, Inc. / The	390	43,473
JPMorgan Chase & Co.	670	24,991
		208,043

Health Care - 14.51%
Abbott Laboratories	680	36,822
Amgen, Inc.	540	36,671
Johnson & Johnson	620	40,864
Merck & Co., Inc.	1,060	40,556
UnitedHealth Group, Inc.	795	41,173
		196,086

Industrials - 10.29%
Boeing Co. / The	420	31,156
General Dynamics Corp.	450	31,122
General Electric Co.	2,260	42,285
Lockheed Martin Corp.	420	34,574
		139,137

See accompanying notes which are an integral part of these financial statements.

Granite Value Fund
Schedule of Investments - continued
January 31, 2012
(Unaudited)

Common Stocks - 97.79% - continued	Shares	Fair Value

Information Technology - 17.24%
Accenture PLC - Class A	610	$34,977
Apple, Inc. (c)	90	41,083
Cisco Systems, Inc.	2,175	42,695
Hewlett-Packard Co.	1,430	40,011
International Business Machines Corp. (IBM)	175	33,705
Microsoft Corp.	1,375	40,604
		233,075

Materials - 2.60%
Freeport-McMoRan Copper & Gold, Inc.	760	35,120

Telecommunication Services - 1.69%
Sprint Nextel Corp. (c)	10,805	22,907

Utilities - 3.12%
Calpine Corp. (c)	2,885	42,121

TOTAL COMMON STOCKS (Cost $1,267,230)		1,321,975

Money Market Securities - 3.51%
Fidelity Institutional Money Market Funds - Prime Money Market Portfolio, 0.19% (d)	47,491	47,491

TOTAL MONEY MARKET SECURITIES (Cost $47,491)		47,491

TOTAL INVESTMENTS (Cost $1,314,721) - 101.30%		$1,369,466

Liabilities in excess of other assets - (1.30)%		(17,557)

TOTAL NET ASSETS - 100.00%		$1,351,909

(a) New York Registry.
(b) American Depositary Receipt.
(c) Non-income producing.
(d) Variable rate security; the rate shown represents the yield at January 31, 2012.

Tax Related
Unrealized appreciation		$66,942
Unrealized depreciation		(12,197)
Net unrealized appreciation		$54,745

Aggregate cost of securities for income tax purposes		$1,314,721

See accompanying notes which are an integral part of these financial statements.

Granite Value Fund
Related Notes to the Schedule of Investments
January 31, 2012
(Unaudited)

Security Transactions and Related Income - The Fund follows industry practice and records security transactions on the trade date.  The first in, first out method is used for determining gains or losses for financial statements and income tax purposes.  Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.  Discounts and premiums on securities purchased are accreted or amortized using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments in a specific country or region.

Securities Valuation and Fair Value Measurements - Fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. Accounting principles generally accepted in the United States of America (“GAAP”) establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable.  Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•
Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive  market,  quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including common stocks, are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Fund believes such prices more accurately reflect the fair value of such securities.  Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price.  Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price.  Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price.  When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Fund will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security. When market quotations are not readily available, when the Fund determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Fund, in conformity with guidelines adopted by and subject to review by the Board. These securities will be categorized as Level 3 securities.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the funds. These securities will be categorized as Level 1 securities.

Granite Value Fund
Related Notes to the Schedule of Investments – continued
January 31, 2012
(Unaudited)

Fixed income securities, when valued using market quotations in an active market, will be categorized as Level 1 securities. However, they may be valued on the basis of prices furnished by a pricing service when the Fund believes such prices more accurately reflect the fair value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. These securities will generally be categorized as Level 2 securities. If the Fund decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Fund, in conformity with guidelines adopted by and subject to review of the Board. These securities will be categorized as Level 3 securities.

Short-term investments in fixed income securities (those with maturities of less than 60 days when acquired or which subsequently are within 60 days of maturity), are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. These securities will be classified as Level 2 securities.

In accordance with the Trust’s good faith pricing guidelines, the Fund is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Fund would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Fund’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Fund is aware of any other data that calls into question the reliability of market quotations.  Good faith pricing may also be used in instances when the bonds the Fund invest in may default or otherwise cease to have market quotations readily available.  Any fair valuation pricing done outside the Fund’s approved pricing methods must be approved by the Pricing Committee of the Board.

The following is a summary of the inputs used to value the Fund’s investments as of January 31, 2012:

	Valuation Inputs
Investments	Level 1 - Quoted Prices in Active Markets	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Common Stocks*	$1,321,975	$-	$-	$1,321,975
Money Market Securities	47,491	-	-	47,491
Total	$1,369,466	$-	$-	$1,369,466

*Refer to the Schedule of Investments for industry classifications.

The Fund did not hold any investments at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period.  The Fund did not hold any derivative instruments during the reporting period.  The Trust recognizes significant transfers between fair value hierarchy levels at the reporting period end.  There were no significant transfers between all Levels as of January 31, 2012.

TEAM Asset Strategy Fund
Schedule of Investments
January 31, 2012
(Unaudited)

Common Stocks - 66.13%	Shares	Fair Value

Agriculture Chemicals - 3.78%
Mosaic Co./The	50,000	$2,798,500

Banks - 3.36%
First Niagara Financial Group, Inc. (c)	260,000	2,488,200

Bituminous Coal & Lignite Surface Mining - 8.97%
Alpha Natural Resources, Inc. (a)	140,000	2,816,800
Consol Energy, Inc.	107,000	3,824,180
		6,640,980

Gold & Silver Ores - 21.66%
Gold Resource Corp. (f)	160,000	4,212,800
Kinross Gold Corp.	352,000	3,974,080
Pan American Silver Corp.	155,000	3,546,400
Yamana Gold, Inc. (c)	249,000	4,300,230
		16,033,510

Grain Mill Products - 4.01%
Kellogg Co.	60,000	2,971,200

Mining - 5.66%
New Gold Inc. (a)(c)	358,000	4,192,180

Radio & TV Broadcasting & Communications Equipment - 6.27%
Nokia Corp. (b)(f)	920,000	4,636,800

Security Brokers, Dealers & Flotation Companies - 4.80%
Charles Schwab Corp./The	305,000	3,553,250

Services - 7.62%
Heckmann Corp. (a)	450,000	2,299,500
U.S. Global Investors, Inc. - Class A (c)	474,000	3,336,960
		5,636,460

TOTAL COMMON STOCKS (Cost $47,272,800)		48,951,080

Money Market Securities - 10.49%

Fidelity Institutional Treasury Only Portfolio, .01% (d)	7,761,881	7,761,881

TOTAL MONEY MARKET SECURITIES (Cost $7,761,881)		7,761,881

Call Options Purchased - 1.86%	Outstanding Contracts	Fair Value

Cheasapeake Energy Corp./ April 2012/ Strike $21.00 (e)	2,000	370,000
Exelon Corp./ February 2012/ Strike $39.00 (e)	3,000	270,000
iShares MSCI Japan Index/ June 2012/ Strike $9.00 (e)	8,000	636,000
Pan American Silver Corp/ March 2012/ Strike $22.00 (e)	500	102,500

TOTAL CALL OPTIONS PURCHASED (Cost $1,368,834)		1,378,500

Short-Term Investment - 11.22%	Shares

TEAM Asset Strategy Fund Securities Lending (g)	8,304,162	8,304,162

TOTAL SHORT-TERM INVESTMENT (Cost $8,304,162)		8,304,162

TOTAL INVESTMENTS (Cost $64,707,677) - 89.70%		$66,395,623

Other assets less liabilities - 10.30%		7,626,475

TOTAL NET ASSETS - 100.00%		$74,022,098

(a) Non-income producing.
(b) American Depositary Receipt.
(c) All or a portion of this security is held as collateral on forward currency exchange contracts.
(d) Variable rate security; the rate shown represents the 7 day yield at January 31, 2012.
(e) Each Call/Put contract has a multiplier of 100 shares.
(f) The security or a partial position of the security was on loan as of January 31, 2012. The total value of securities on loan as of January 31, 2012 was $8,090,463.
(g) Purchased with cash collateral held from securities lending. The value of the collateral could include collateral for securities sold on or before January 31, 2012.

Tax Related (Excludes Forward Currency Contracts)
Unrealized appreciation		3,584,793
Unrealized depreciation		(3,174,623)
Net unrealized appreciation		$410,170

Aggregate cost of securities for income tax purposes		65,985,453

See accompanying notes which are an integral part of these financial statements.

TEAM Asset Strategy Fund
SCHEDULE OF FORWARD CURRENCY EXCHANGE CONTRACTS*
January 31, 2012
(Unaudited)

			U.S. $		U.S. $	Unrealized
	Settlement	Currency to	Value at	Currency to	Value at	Appreciation
	Date	be Delivered	Jan. 31, 2012	be Received	Jan. 31, 2012	(Depreciation)
	3/6/12	9,272,000 Swiss Franc	10,022,613	10,090,765 U.S. Dollars	10,090,765	68,152
	3/6/12	10,090,765 U.S. Dollars	10,090,765	9,272,000 Swiss Franc	9,828,602	(262,163)
	3/27/12	8,000,000 Euros	10,161,216	10,472,566 U.S. Dollars	10,472,566	311,350
	3/27/12	8,000,000 Euros	10,200,336	10,472,566 U.S. Dollars	10,472,566	272,230
	3/27/12	8,000,000 Euros	10,332,683	10,472,566 U.S. Dollars	10,472,566	139,883
	3/27/12	10,000,000 Euros	13,114,066	13,090,707 U.S. Dollars	13,090,707	(23,359)
	3/27/12	12,000,000 Euros	15,357,641	15,708,849 U.S. Dollars	15,708,849	351,208
	3/27/12	10,472,566 U.S. Dollars	10,472,566	8,000,000 Euros	10,482,000	9,434
	3/27/12	136,582,000 Mexican Pesos	10,000,000	10,456,964 U.S. Dollars	10,456,964	456,964
	3/27/12	5,228,482 U.S. Dollars	5,228,482	68,291,000 Mexican Pesos	5,173,992	(54,490)
	3/6/12	763,400,848 Japanese Yen	9,828,602	10,018,377 U.S. Dollars	10,018,377	189,775
	3/6/12	10,205,034 U.S. Dollars	10,205,034	777,624,096 Japanese Yen	10,022,613	(182,421)
	3/27/12	10,011,552 U.S. Dollars	10,011,552	762,660,000 Japanese Yen	10,000,000	(11,552)
	3/27/12	10,418,231 U.S. Dollars	10,418,231	793,640,000 Japanese Yen	10,332,683	(85,548)
	3/27/12	13,159,968 U.S. Dollars	13,159,968	1,002,500,000 Japanese Yen	13,114,066	(45,902)
	3/27/12	15,506,210 U.S. Dollars	15,506,210	1,181,232,000 Japanese Yen	15,357,641	(148,569)
	3/27/12	30,076,750 Norwegian Krone	5,000,000	5,125,118 U.S Dollars	5,125,118	125,118
	3/27/12	12,564,800 Singapore Dollars	10,000,000	10,008,406 U.S Dollars	10,008,406	8,406
			$189,109,965		$190,228,481	$1,118,516

*	Barclay's PLC. is the counterparty for all open forward currency exchange contracts held by the Fund as of January 31, 2012.

See accompanying notes which are an integral part of these financial statements.

TEAM Asset Strategy Fund
Related Notes to the Schedule of Investments
January 31, 2012
(Unaudited)

Security Transactions and Related Income - The Fund follows industry practice and records security transactions on the trade date.  The first in, first out method is used for determining gains or losses for financial statement and income tax purposes.  Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.  Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments in a specific country or region.

Forward Currency Exchange Contracts - The Fund may engage in foreign currency exchange transactions. The value of the Fund’s portfolio securities that are invested in non-U.S. dollar denominated instruments as measured in U.S. dollars may be affected favorably or unfavorably by changes in foreign currency exchange rates, and the Fund may incur costs in connection with conversions between various currencies. The Fund will conduct its foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or through forward contracts to purchase or sell foreign currencies. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded directly between currency traders (usually large commercial banks) and their customers. The Fund will not, however, hold foreign currency except in connection with the purchase and sale of foreign portfolio securities.   The Fund has engaged in foreign currency exchange transactions for the purpose of capitalizing on the movements of foreign currency value versus the U.S. dollar.

Purchasing Put Options - The Fund may purchase put options. As the holder of a put option, the Fund has the right to sell the underlying security at the exercise price at any time during the option period. The Fund may enter into closing sale transactions with respect to such options, exercise them or permit them to expire. The Fund may also purchase put options at a time when it does not own the underlying security. By purchasing put options on a security it does not own, the Fund seeks to benefit from a decline in the market price of the underlying security. If the put option is not sold when it has remaining value, and if the market price of the underlying security remains equal to or greater than the exercise price during the life of the put option, the Fund will lose its entire investment in the put option. In order for the purchase of a put option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium and transaction costs, unless the put option is sold in a closing sale transaction.

Purchasing Call Options - The Fund may purchase call options. As the holder of a call option, the Fund has the right to purchase the underlying security at the exercise price at any time during the option period. The Fund may enter into closing sale transactions with respect to such options, exercise them or permit them to expire. The Fund may also purchase call options on relevant stock indexes. Call options may also be purchased by the Fund for the purpose of acquiring the underlying securities for its portfolio. Utilized in this fashion, the purchase of call options enables the Fund to acquire the securities at the exercise price of the call option plus the premium paid. At times the net cost of acquiring securities in this manner may be less than the cost of acquiring the securities directly. This technique may also be useful to the Fund in purchasing a large block of securities that would be more difficult to acquire by direct market purchases. So long as it holds such a call option rather than the underlying security itself, the Fund is partially protected from any unexpected decline in the market price of the underlying security and in such event could allow the call option to expire, incurring a loss only to the extent of the premium paid for the option.

Securities Valuation and Fair Value Measurements - Fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

TEAM Asset Strategy Fund
Related Notes to the Schedule of Investments - continued
January 31, 2012
 (Unaudited)

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value such as pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable.  Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•
Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive  market,  quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including common stocks, are generally valued by using market quotations, furnished by a pricing service. Securities that are traded on any stock exchange are generally valued at the last quoted sale price.  Lacking a last sale price, an exchange traded security is generally valued at its last bid price.  Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price.  When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security is classified as a Level 1 security. Sometimes, an equity security owned by the Fund will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security is classified as a Level 2 security. When market quotations are not readily available, when the Fund determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Fund, in conformity with guidelines adopted by and subject to review by the Board. These securities are categorized as Level 3 securities.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the funds. These securities are categorized as Level 1 securities.

Fixed income securities that are valued using market quotations in an active market are categorized as Level 1 securities. However, they may be valued on the basis of prices furnished by a pricing service when the Fund believes such prices more accurately reflect the fair value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. These securities are generally categorized as Level 2 securities. If the Fund decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Fund, in conformity with guidelines adopted by and subject to review of the Board. These securities are categorized as Level 3 securities

Short-term investments in fixed income securities, (those with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity), are valued using the amortized cost method of valuation, which the Board has determined represents fair value. These securities will be classified as Level 2 securities.

TEAM Asset Strategy Fund
Related Notes to the Schedule of Investments - continued
January 31, 2012
 (Unaudited)

If the Fund decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Fund, in conformity with guidelines adopted by and subject to review of the Board. These securities will be categorized as Level 3 securities.

Derivative instruments the Fund invests in, such as forward currency exchange contracts, are valued by a pricing service at the interpolated rates based on the prevailing banking rates and are generally categorized as Level 2 securities.

Call and put options that the Fund invests in are generally traded on an exchange. The options in which the Funds invest are generally valued at the last trade price as provided by a pricing service. If the last sale price is not available, the options will be valued using the last bid price. The options will generally be categorized as Level 1 securities.

In accordance with the Trust’s good faith pricing guidelines, the Fund is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Fund would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Fund’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Fund is aware of any other data that calls into question the reliability of market quotations.  Good faith pricing may also be used in instances when the bonds the Fund invests in may default or otherwise cease to have market quotations readily available.  Any fair value pricing done outside the Fund’s approved pricing methods must be approved by the Pricing Committee of the Board.

TEAM Asset Strategy Fund
Related Notes to the Schedule of Investments - continued
January 31, 2012
 (Unaudited)

The following is a summary of the inputs used to value the Fund’s investments as of January 31, 2012.

	Valuation Inputs
Assets	Level 1 - Quoted Prices in Active Markets	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Common Stocks*	$48,951,080	$-	$-	$48,951,080
Money Market Securities	7,761,881	-	-	7,761,881
Call Options Purchased	1,378,500	-	-	1,378,500
Short-Term Investment	-	8,304,162	-	8,304,162
Total Investments	$58,091,461	$8,304,162	$-	$66,395,623
Long Forward Currency Exchange Contract	-	1,899,728	-	$1,899,728
Total	$58,091,461	$10,203,890	$-	$68,295,351
*Refer to the Schedule of Investments for industry classifications.

	Valuation Inputs
Liabilities	Level 1 - Quoted Prices in Active Markets	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Short Forward Currency Exchange Contract	-	(781,212)	-	(781,212)
Total	$-	$(781,212)	$-	$(781,212)

The Fund did not hold any assets at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. During the period ended January 31, 2012. The Fund had no transfers between Levels. The Trust recognizes significant transfers between fair value hierarchy levels at the end of the reporting period.

TEAM Asset Strategy Fund
Related Notes to the Schedule of Investments - continued
January 31, 2012
 (Unaudited)

Derivative Transactions – Call and put options purchased and long and short forward currency contracts are represented on the Statement of Assets and Liabilities under investments in securities at value and receivable for forward currency contracts, respectively and on the Statement of Operations under net realized gain (loss) on investment securities and change in unrealized appreciation (depreciation) on options and forward currency exchange contracts, respectively.

Please see the chart below for information regarding call and put options purchased and long and short forward currency contracts for the Fund.

At January 31, 2012:
Derivatives	Location of Derivatives on Statements of Assets & Liabilities

Call Options Purchased	Investment in Securities, at fair value	$1,378,500

Put Options Purchased	Investment in Securities, at fair value	$-

Long Forward Currency Exchange Contracts	Receivable for forward currency exchange contracts	$1,899,728

Short Forward Currency Exchange Contracts	Payable for forward currency exchange contracts	$(781,212)

For the fiscal year ended October 31, 2011 :
Derivatives	Location of Gain (Loss) on Derivatives on Statements of Operations	Contracts Opened	Contracts Closed	Realized Gain (Loss) on Derivatives	Change in Unrealized Appreciation (Depreciation) on Derivatives
Equity Risk:
Call Options Purchased	Net realized and unrealized gain (loss) on investments	31,600	37,100	$699,678	$(784,367)
Equity Risk:
Put Options Purchased	Net realized and unrealized gain (loss) on investments	-	4,000	$196,699	$416,596
Foreign Exchange Risk:	Net realized and unrealized gain (loss) on
Long Forward Currency Exchange Contracts	Forward Currency Exchange Contracts	38	36	$(3,525,946)	$1,117,456
Foreign Exchange Risk:	Net realized and unrealized gain (loss) on
Short Forward Currency Exchange Contracts	Forward Currency Exchange Contracts	34	36	$2,676,981	$(714,856)
Foreign Exchange Risk:	Net realized and unrealized gain (loss) on
Long Spot Forward Currency Exchange Contracts	Forward Currency Exchange Contracts	11	11	$(13,953)	$-
Foreign Exchange Risk:	Net realized and unrealized gain (loss) on
Short Spot Forward Currency Exchange Contracts	Forward Currency Exchange Contracts	11	11	$(190,094)	$-

Portfolio Securities Loaned – As of January 31, 2012, TEAM Asset Strategies loaned commons stocks having a fair value of $8,090,463, and received $8,304,162 of cash collateral for the loan. This cash was held in the Fidelity Institutional Treasury Only Portfolio.

Item 2. Controls and Procedures.

(a)           Based on an evaluation of the registrant’s disclosure controls and procedures as of March 30, 2012, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-Q is recorded, processed, summarized, and reported on a timely basis.

(b)           There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications by the registrant's principal executive officer and principal financial officer, pursuant to the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2a under the Investment Company Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant  ____Valued Advisers Trust

By      /s/ R. Jeffrey Young
       R. Jeffrey Young, President and Principal Executive Officer

Date                       03/30/12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By       /s/ R. Jeffrey Young
        R. Jeffrey Young, President and Principal Executive Officer

Date           03/30/12

By        /s/ William J. Murphy
          William J. Murphy, Treasurer and Principal Financial Officer

Date           03/30/12